Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 02, 2025	Jan. 28, 2024	Jan. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of fiscal years 2024, 2023 and 2022. The table also provides information on our cumulative total shareholder return (“TSR”) and Net Income over such years in accordance with SEC rules.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On TSR	Net (Loss) Income
	Samuel M. Sato		Non-PEO NEOs
2024	$2,496,000	$894,095	$881,336	$808,373	$20	($43,700,000)
2023	$3,328,002	$2,269,866	$930,391	$524,432	$33	($9,923,000)
2022	$2,896,013	$1,062,450	$587,004	$318,701	$46	$2,246,000

(1)	Mr. Sato served as CEO for all of fiscal 2022, 2023 and 2024.
(2)
The remaining NEOs for fiscal 2022 consist of Messrs. David Homolka and David Loretta. The remaining NEOs for fiscal 2023 consist of Messrs. David Homolka, AJ Sutera and David Loretta. Mr. Loretta resigned as Senior Vice President and Chief Financial Officer effective September 15, 2023. The remaining NEOs for fiscal 2024 consist of Ms. Agrawal and Mr. Getson.

(3)
Compensation “actually paid” for our PEO and average compensation “actually paid” for our non-PEOs
in each of fiscal 2024, fiscal 2023 and fiscal 2022 reflect the respective summary compensation table amounts set forth in the above table, adjusted as set forth in the below table, as determined in accordance with SEC rules.

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
	Samuel M. Sato			Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table	$2,496,000	$3,328,002	$2,896,013	$881,336	$930,391	$587,004
Subtract for grant date fair value of equity awards	($1,664,000)	($2,496,002)	($2,064,013)	($459,999)	($587,345)	($192,916)
Add fair value of equity awards granted during current year-end that are outstanding and unvested as of year-end	$983,579	$1,855,904	$1,070,407	$269,536	$493,371	$104,334
Add/subtract for change in fair value of awards granted in prior year-end and outstanding and unvested as of current year-end	($814,047)	($418,038)	($839,957)	—	($34,209)	($163,207)
Add fair value as of vesting date for awards granted and vested in the same year-end	—	—	—	$117,500	—	—
Add/subtract for change in fair value of awards granted in prior year-end from vesting date to prior period year-end	($107,436)	—	—	—	($2,063)	($16,514)

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
	Samuel M. Sato			Non-PEO NEOs
Subtract fair value at prior year-end for awards granted in prior years that fail to meet applicable vesting conditions	—	—	—	—	($275,713)	—
Compensation actually paid to PEOs / Non-PEO NEOs	$894,095	$2,269,866	$1,062,450	$808,373	$524,432	$318,701

Named Executive Officers, Footnote	The remaining NEOs for fiscal 2022 consist of Messrs. David Homolka and David Loretta. The remaining NEOs for fiscal 2023 consist of Messrs. David Homolka, AJ Sutera and David Loretta. Mr. Loretta resigned as Senior Vice President and Chief Financial Officer effective September 15, 2023. The remaining NEOs for fiscal 2024 consist of Ms. Agrawal and Mr. Getson.
PEO Total Compensation Amount	$ 2,496,000	$ 3,328,002	$ 2,896,013
PEO Actually Paid Compensation Amount	$ 894,095	2,269,866	1,062,450
Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” for our PEO and average compensation “actually paid” for our non-PEOs
in each of fiscal 2024, fiscal 2023 and fiscal 2022 reflect the respective summary compensation table amounts set forth in the above table, adjusted as set forth in the below table, as determined in accordance with SEC rules.

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
	Samuel M. Sato			Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table	$2,496,000	$3,328,002	$2,896,013	$881,336	$930,391	$587,004
Subtract for grant date fair value of equity awards	($1,664,000)	($2,496,002)	($2,064,013)	($459,999)	($587,345)	($192,916)
Add fair value of equity awards granted during current year-end that are outstanding and unvested as of year-end	$983,579	$1,855,904	$1,070,407	$269,536	$493,371	$104,334
Add/subtract for change in fair value of awards granted in prior year-end and outstanding and unvested as of current year-end	($814,047)	($418,038)	($839,957)	—	($34,209)	($163,207)
Add fair value as of vesting date for awards granted and vested in the same year-end	—	—	—	$117,500	—	—
Add/subtract for change in fair value of awards granted in prior year-end from vesting date to prior period year-end	($107,436)	—	—	—	($2,063)	($16,514)

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
	Samuel M. Sato			Non-PEO NEOs
Subtract fair value at prior year-end for awards granted in prior years that fail to meet applicable vesting conditions	—	—	—	—	($275,713)	—
Compensation actually paid to PEOs / Non-PEO NEOs	$894,095	$2,269,866	$1,062,450	$808,373	$524,432	$318,701

Non-PEO NEO Average Total Compensation Amount	$ 881,336	930,391	587,004
Non-PEO NEO Average Compensation Actually Paid Amount	$ 808,373	524,432	318,701
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” for our PEO and average compensation “actually paid” for our non-PEOs
in each of fiscal 2024, fiscal 2023 and fiscal 2022 reflect the respective summary compensation table amounts set forth in the above table, adjusted as set forth in the below table, as determined in accordance with SEC rules.

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
	Samuel M. Sato			Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table	$2,496,000	$3,328,002	$2,896,013	$881,336	$930,391	$587,004
Subtract for grant date fair value of equity awards	($1,664,000)	($2,496,002)	($2,064,013)	($459,999)	($587,345)	($192,916)
Add fair value of equity awards granted during current year-end that are outstanding and unvested as of year-end	$983,579	$1,855,904	$1,070,407	$269,536	$493,371	$104,334
Add/subtract for change in fair value of awards granted in prior year-end and outstanding and unvested as of current year-end	($814,047)	($418,038)	($839,957)	—	($34,209)	($163,207)
Add fair value as of vesting date for awards granted and vested in the same year-end	—	—	—	$117,500	—	—
Add/subtract for change in fair value of awards granted in prior year-end from vesting date to prior period year-end	($107,436)	—	—	—	($2,063)	($16,514)

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
	Samuel M. Sato			Non-PEO NEOs
Subtract fair value at prior year-end for awards granted in prior years that fail to meet applicable vesting conditions	—	—	—	—	($275,713)	—
Compensation actually paid to PEOs / Non-PEO NEOs	$894,095	$2,269,866	$1,062,450	$808,373	$524,432	$318,701

Compensation Actually Paid vs. Total Shareholder Return
The Relationship Between Compensation Actually Paid, Net Income and Total Shareholder Return
In fiscal 2022, the compensation actually paid to Mr. Sato was $1,062,450. In fiscal 2023, the compensation actually paid to Mr. Sato was $2,269,866, with the increase from 2022 based, in part, on Mr. Sato’s initial stock grants maintaining value in fiscal 2023 compared to fiscal 2022. In fiscal 2024, the compensation actually paid to Mr. Sato was $894,095 with the decrease from 2023 based, in part, on Mr. Sato’s stock grants losing value in fiscal 2024 compared to fiscal 2023. For our
Non-PEO
NEOs, the average compensation actually paid was $318,701 in fiscal 2022, $524,432 in fiscal 2023 and $808,373 in fiscal 2024. Below is a discussion regarding the relationship between compensation actually paid to our PEO and the average actual compensation paid to our
Non-PEO
NEOs in fiscal 2022 compared to fiscal 2023 and fiscal 2023 compared to fiscal 2024, with Net Income and Total Shareholder Return for the same years.
Total Shareholder Return:
The value of an initial fixed $100 investment based on total shareholder return for 2022 was $46, in fiscal 2023, it was $33 and in fiscal 2024, it was $20. Our total shareholder return decreased from 2022 to 2024, while the compensation actually paid to our PEO increased from 2022 to 2023 and then decreased from 2023 to 2024, and the average compensation actually paid to our
Non-PEO
NEOs increased from 2022 to 2024.

Compensation Actually Paid vs. Net Income
The Relationship Between Compensation Actually Paid, Net Income and Total Shareholder Return
In fiscal 2022, the compensation actually paid to Mr. Sato was $1,062,450. In fiscal 2023, the compensation actually paid to Mr. Sato was $2,269,866, with the increase from 2022 based, in part, on Mr. Sato’s initial stock grants maintaining value in fiscal 2023 compared to fiscal 2022. In fiscal 2024, the compensation actually paid to Mr. Sato was $894,095 with the decrease from 2023 based, in part, on Mr. Sato’s stock grants losing value in fiscal 2024 compared to fiscal 2023. For our
Non-PEO
NEOs, the average compensation actually paid was $318,701 in fiscal 2022, $524,432 in fiscal 2023 and $808,373 in fiscal 2024. Below is a discussion regarding the relationship between compensation actually paid to our PEO and the average actual compensation paid to our
Non-PEO
NEOs in fiscal 2022 compared to fiscal 2023 and fiscal 2023 compared to fiscal 2024, with Net Income and Total Shareholder Return for the same years.
Net Income (Loss):
 In fiscal 2022, our net income was $2,246,000, in fiscal 2023, our net loss was ($9,923,000) and in fiscal 2024, our net loss was ($43,700,000). Our net income decreased from 2022 to 2024, while the compensation actually paid to our PEO and the average compensation actually paid to our
Non-PEO
NEOs increased from 2022 to 2024.

Total Shareholder Return Amount	$ 20	33	46
Net Income (Loss)	$ (43,700,000)	(9,923,000)	2,246,000
PEO Name	Mr. Sato
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,664,000)	(2,496,002)	(2,064,013)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	983,579	1,855,904	1,070,407
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(814,047)	(418,038)	(839,957)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,436)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,999)	(587,345)	(192,916)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,536	493,371	104,334
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(34,209)	(163,207)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,500	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,063)	(16,514)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (275,713)	$ 0